Stock Compensation	6 Months Ended
Jun. 30, 2014
Stock Compensation
9.	Stock Compensation

During the six months ended June 30, 2014, the Company granted stock compensation awards to certain non-employee directors and employees. The awards consisted of restricted stock, which vest upon the passage of time, and performance units, which vest based upon attainment of specified market conditions. Stock compensation expense related to these awards was $1.1 million and $1.2 million, for the three and six months ended June 30, 2014, respectively. As of June 30, 2014, the Company has unrecorded compensation expense related to the units of $19.0 million. The stock compensation unit grants made during the quarter ended June 30, 2014 reflect annual equity awards made to employees.